Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions

11. Acquisitions

In addition to the transactions described below, during 2011, we have completed the acquisition of ten properties. We have included the fair value and the pro forma results of operations of these properties in the tables below. See Note 21– “Subsequent Events” for a description of these transactions.

We record the assets acquired, liabilities assumed and non-controlling interests at fair value as of the acquisition date. Furthermore, acquisition-related costs, such as broker fees, transfer taxes, due diligence costs and legal and accounting fees, are expensed in the period incurred and are not capitalized or applied in determining the fair value of the acquired assets. We acquired four hotel assets during 2010 and recorded $8 million of acquisition-related expenses. The acquisitions are consistent with our strategy of acquiring luxury and upper upscale hotels in major urban markets. We recorded the purchase price of the acquired assets and liabilities at the estimated fair value on the date of purchase. For 2010, our property acquisitions were as follows:

•	on September 30, 2010, we acquired the 245-room JW Marriott, Rio de Janeiro for approximately R$80 million ($47 million);

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on September 2, 2010, we formed a joint venture with a subsidiary of Istithmar World to purchase the 270-room W New York, Union Square. We have a 90% interest and serve as the managing member of the joint venture and, therefore, consolidate the entity. The joint venture purchased the hotel for $188 million, which, in addition to cash consideration, includes the assumption of $115 million of mortgage debt, with a fair value of $119 million, and other liabilities valued at $8.5 million. The fair value of the debt was determined using the present value of future cash flows. Additionally, in conjunction with the acquisition, the joint venture purchased restricted cash and FF&E reserve funds at the hotel of $11 million;

•	on August 11, 2010, we acquired the 424-room Westin Chicago River North for approximately $165 million; and

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on July 22, 2010, we acquired the leasehold interest in the 266-room Le Méridien Piccadilly in London, England for £64 million ($98 million), including cash consideration of approximately £31 million ($47 million) and the assumption of a £33 million ($51 million) mortgage which approximates fair value. As part of the purchase of the leasehold interest, we acquired restricted cash at the hotel of £4 million ($6 million). In connection with the acquisition, we assumed a capital lease obligation which we valued at £38 million ($58 million). The capital lease obligation is included in debt on the accompanying consolidated balance sheets and increased the book value of the leasehold interest purchased (See Note 7 – “Leases”). We also recorded a deferred tax liability of £19 million ($30 million) and a deferred tax asset of £11 million ($17 million) and goodwill of £8 million ($13 million) related to the difference in the hotel valuation measured at fair value on the acquisition date and the tax basis of the asset. We drew £37 million ($56 million) from our credit facility to fund the cash portion of the acquisition.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed in our 2010 and 2011 acquisitions (in millions):

Property and equipment	$1,721
Goodwill	13
Deferred tax asset	17
Restricted cash, FF&E reserve and other assets	43

Total assets	$1,794

Mortgage debt	(254)
Capital lease obligation	(58)
Deferred tax liability	(30)
Other liabilities	(19)

Net assets acquired	$1,433

Our summarized unaudited consolidated pro forma results of operations, assuming the 2010 and 2011 acquisitions occurred on January 1, 2009, are as follows (in millions, except per share and per unit amounts):

	Year-to-date ended
	December 31, 2010	December 31, 2009
Revenues	$4,778	$4,484
Loss from continuing operations	(119)	(192)
Net loss	(123)	(253)

Host Inc.:
Net loss available to common shareholders	(129)	(256)
Basic earnings (loss) per common share:
Continuing operations	$(.19)	$(.33)
Discontinued operations	(.01)	(.11)

Basic loss per common share	$(.20)	$(.44)

Diluted earnings (loss) per common share:
Continuing operations	$(.19)	$(.33)
Discontinued operations	(.01)	(.11)

Diluted loss per common share	$(.20)	$(.44)

Host L.P.:
Net loss available to common unitholders	(130)	(261)
Basic earnings (loss) per common unit:
Continuing operations	$(.20)	$(.34)
Discontinued operations	—	(.10)

Basic loss per common unit	$(.20)	$(.44)

Diluted earnings (loss) per common unit:
Continuing operations	$(.20)	$(.34)
Discontinued operations	—	(.10)

Diluted loss per common unit	$(.20)	$(.44)

For 2010, we have included $56.5 million of revenues and $3.1 million of net income in our consolidated statements of operations related to the operations of our hotels acquired.